INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 3 – INVESTMENTS

Marketable securities available for sale

The Company maintains a security trading account. It was opened during 2011. There was no security trading account during 2010. As of December 31, 2011 there was $4,000 in cash and $137,000 in a gold ETF. The Company holds the securities as “available for sale.” Therefore, unrealized gains and losses are recorded as adjustment to other comprehensive income/loss in the Statement of Changes in Stockholders’ Equity and the value of the securities held are adjusted to market value.

Land

Upon purchasing land, the value is recorded at the purchase price or fair value, whichever is more accurate. Costs incurred to prepare the land for the intended purpose, which is efficient irrigated farming, is also capitalized in the recorded cost of the land. No amortization or depreciation is taken on Land.

Water rights and infrastructure

The Company has acquired both direct flow water rights and water storage rights. We have obtained water rights through the purchase of shares in a mutual ditch company, which we did with our purchase of shares in the Mutual Ditch Company, or through the purchase of an entity holding water rights, which we did with our purchase of the Orlando. The Company may also acquire water rights through outright purchase. In all cases, such rights are recognized under decrees of the Colorado water court and administered under the jurisdiction of the Office of the State Engineer.

Upon purchasing water rights, the value is recorded at our purchase price. If a majority interest is acquired in a company holding water assets (potentially with other assets including water delivery infrastructure, right of ways, and land), the Company determines the fair value of the assets. To assist with the valuation, the Company may consider reports from a third-party valuation firm. If the value of the water rights is greater than what the Company paid then a bargain purchase gain is recognized. If the value of the water assets are less than what the Company paid then goodwill is recognized. For the year ended December 31, 2011, the Company recognized a bargain purchase gain from its purchase of Orlando of $1,736,000.

Subsequent to purchase, management periodically evaluates the carrying value of its assets, and if the carrying value is in excess of fair market value, the Company will establish an impairment allowance. Currently, there are no impairments on the Company’s land and water shares. No amortization or depreciation is taken on the water rights.

Options on real estate

As of December 31, 2010, the Company had a $100,000 option on the purchase of certain Orlando assets. This option payment was applied during 2011 for the purchase of Orlando.

Dam and water infrastructure construction in progress

The Company has commenced engineering for the reconstruction of the dam owned by the Mutual Ditch Company. In addition the Company is in the process of rehabilitating various outlet gates, pipes and water gates. These costs are capitalized, and not amortized or depreciated until the dam reconstruction is completed in accordance with ASC 360 and 835.

Reconstruction costs are as follows:

	Year ended
	Dec 31 2011	Dec 31, 2010
Beginning balance	$ 489,000	$163,000
Additions	359,000	326,000
Retirements, deletions	-	-
Depreciation	-	-
Ending Balance	$ 848,000	$ 489,000